IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013 vessel	Dec. 31, 2014 vessel	Dec. 31, 2013 Rate	Dec. 31, 2012 vessel	Oct. 31, 2014	Nov. 30, 2014 vessel	Sep. 30, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Impairment loss on vessels			$ 97,709,000	$ 103,724,000	$ 4,726,000
Number of vessels impaired			1		5
Impairment of vessels				103,700,000	32,000,000
Asset Impairment Charges	12,400,000			103,700,000	32,000,000
Lease Termination Probability	100.00%			100.00%
Number of vessels assigned a probability of lease termination		2
Front Opalia, Front Commerce & Front Commanche [Member]
Property, Plant and Equipment [Line Items]
Number of Leased Vessels Impaired			3
VLCC Ulriken [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						26,000,000
Golden Victory [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels				45,600,000
Front Champion [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels				42,500,000
Front Century [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels				15,600,000
Front Rider [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels					4,900,000
Front Climber [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels					4,200,000
Front Driver [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels					4,000,000
Front Guider [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels					14,200,000
Asset Impairment Charges					14,200,000
Front Pride [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels					4,700,000
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of Leased Vessels Impaired			3
Number of vessels impaired				3
Asset Impairment Charges			85,300,000
Number of vessels whose lease was terminated					3		3
VLCC Vessels [Member] | Front Opalia, Front Commerce & Front Commanche [Member]
Property, Plant and Equipment [Line Items]
Number of Leased Vessels Impaired			3
OBO [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired					4
Impairment of vessels					27,300,000
Number of vessels whose lease was terminated				1	3
Double Hull Suezmax [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired					1
Front Opalia [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels			27,800,000
Front Commerce [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels			26,700,000
Front Comanche [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels			30,700,000
VLCC Ulriken [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels								12,400,000
VLCC Ulriken [Member] | VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired			1
Ship Finance International Limited [Member] | Front Pride [Member]
Property, Plant and Equipment [Line Items]
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax									200,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels			62,153,000
Equipment [Member] | Front Champion / Golden Victory [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels				88,100,000
Equipment [Member] | VLCC Ulriken [Member]
Property, Plant and Equipment [Line Items]
Impairment of vessels								12,400,000
Equipment [Member] | Ship Finance International Limited [Member] | Front Champion / Golden Victory [Member]
Property, Plant and Equipment [Line Items]
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax				$ 13,800,000